Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,566	$ 1,827
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	546	581
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,020	1,216
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		30
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	356	367
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	378	420
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	832	1,040
Accumulated impairment [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	370	393
Accumulated impairment [member] | Related to specific allowances [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	189	212
Accumulated impairment [member] | Related to specific allowances [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	181	161
Accumulated impairment [member] | Related to specific allowances [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		20
Accumulated impairment [member] | Residential mortgages [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19	24
Accumulated impairment [member] | Consumer installment and other personal [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	143	136
Accumulated impairment [member] | Business and government loans [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	208	233
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,936	2,220
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	735	793
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,201	1,377
Gross carrying amount [member] | Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		50
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	375	391
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	521	556
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,040	$ 1,273